Exhibit 99.1

Independent Accountants’ Agreed-Upon Procedures Report

Home Tax Solutions (the “Company”)
Guggenheim Securities, LLC
(together, the “Specified Parties”)

Re: HTS Fund II LLC – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “HTS 3.31.2025 Tape for KPMG.xlsx” provided by the Company on April 11, 2025, containing information on 4,665 Tax Liens as of March 31, 2025 (the “Data File”), which we were informed are intended to be included as collateral in the offering by HTS Fund II LLC. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Tax Lien File” means the following documents provided by the Company:

–	Borrower Statement of Account, County Appraisal District Search Results, Declaration of Insurance, Motion for Continuance, Notice of Acceleration, Notice of Default and Intent to Accelerate, Notice of Filing Affidavits, Plea in Intervention, Promissory Note, Property Tax Receipt, Request for Taxpayer Identification Number and Confirmation, Tax Lien Contract, Tax Lien Disbursement Statement, Tax Lien Settlement Statement, and Tax Payment Agreement, which were represented by the Company to be copies of the original documents;

–	Screenshots represented by the Company to be from the Company’s origination system (“Origination System Screenshots”); and,

–	Excel files containing the transaction history for Selected Tax Liens (defined below) with modified balloon payments (the “Transaction History Files”) extracted from the Company’s servicing system.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology listed in Exhibit B.

•	The term “Provided Information” means the Tax Lien File and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We randomly selected a sample of 100 Tax Liens from the Data File (the “Selected Tax Liens”). A listing of the Selected Tax Liens is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Tax Liens we were instructed to randomly select from the Data File.

B.	For each Selected Tax Lien, we compared or recomputed the specified attributes in the Data File listed below to or using the corresponding information included in the Tax Lien File, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Tax Lien File or the inability to agree the indicated information from the Data File to the Tax Lien File for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Tax Lien File information is listed in the order of priority.

Attribute	Tax Lien File / Instructions

Closing Date	Promissory Note, Tax Payment Agreement, Tax Lien Contract

Foreclosure Status	Motion for Continuance, Notice of Filing Affidavits, Plea in Intervention, Notice of Acceleration, Notice of Default and Intent to Accelerate, Origination System Screenshots, and Instructions

Bankruptcy Status (as applicable)	Instructions

Property City	Promissory Note, Tax Payment Agreement, Tax Lien Contract, County Appraisal District Search Results, Request for Taxpayer Identification Number and Confirmation

Property Zip Code	Promissory Note, Tax Payment Agreement, Tax Lien Contract, County Appraisal District Search Results

Property County	Promissory Note, Tax Payment Agreement, Tax Lien Contract, County Appraisal District Search Results

Property Type	County Appraisal District Search Results, Property Tax Receipt and Instructions

Aggregate Appraised Value	County Appraisal District Search Results

Note Rate	Promissory Note, Tax Payment Agreement, Tax Lien Contract and Instructions

Maturity Date	Promissory Note, Tax Payment Agreement, Tax Lien Contract

Attribute	Tax Lien File / Instructions

First Payment Date	Promissory Note, Tax Payment Agreement, Tax Lien Contract

Original Balance	Promissory Note, Tax Payment Agreement, Tax Lien Contract, Tax Lien Disbursement Statement, Borrower Statement of Account, Tax Lien Settlement Statement and Instructions

Regular Payment	Promissory Note, Tax Payment Agreement, Tax Lien Contract, Tax Lien Disbursement Statement, Declaration of Insurance, Borrower Statement of Account

Balloon Payment	The final payment in Promissory Note, Tax Payment Agreement, Tax Lien Disbursement Statement, Transaction History Files, and Instructions

We found such information to be in agreement except as listed in Exhibit C.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Tax Liens, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Tax Liens to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Tax Liens being securitized, (iii) the compliance of the originator of the Tax Liens with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Tax Liens that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California
June 12, 2025

Exhibit A – The Selected Tax Liens

Selected Tax Lien Number	Selected Tax Lien ID1	Selected Tax Lien Number	Selected Tax Lien ID1
1	2025001	51	2025051
2	2025002	52	2025052
3	2025003	53	2025053
4	2025004	54	2025054
5	2025005	55	2025055
6	2025006	56	2025056
7	2025007	57	2025057
8	2025008	58	2025058
9	2025009	59	2025059
10	2025010	60	2025060
11	2025011	61	2025061
12	2025012	62	2025062
13	2025013	63	2025063
14	2025014	64	2025064
15	2025015	65	2025065
16	2025016	66	2025066
17	2025017	67	2025067
18	2025018	68	2025068
19	2025019	69	2025069
20	2025020	70	2025070
21	2025021	71	2025071
22	2025022	72	2025072
23	2025023	73	2025073
24	2025024	74	2025074
25	2025025	75	2025075
26	2025026	76	2025076
27	2025027	77	2025077
28	2025028	78	2025078
29	2025029	79	2025079
30	2025030	80	2025080
31	2025031	81	2025081
32	2025032	82	2025082
33	2025033	83	2025083
34	2025034	84	2025084
35	2025035	85	2025085
36	2025036	86	2025086
37	2025037	87	2025087
38	2025038	88	2025088
39	2025039	89	2025089
40	2025040	90	2025090
41	2025041	91	2025091
42	2025042	92	2025092
43	2025043	93	2025093
44	2025044	94	2025094
45	2025045	95	2025095
46	2025046	96	2025096
47	2025047	97	2025097
48	2025048	98	2025098
49	2025049	99	2025099
50	2025050	100	2025100

1 The Company has assigned a unique ID number to each Tax Lien in the Data File. The Selected Tax Lien IDs referred to in this Exhibit are not the Company’s Tax Lien ID numbers.

Exhibit B – Instructions

Attribute	Instructions
Foreclosure Status	For Selected Tax Liens with a blank value in the “Foreclosure_Stage” field in the Data File, consider the Selected Tax Lien to not be in Foreclosure.
Bankruptcy Status (as applicable)	Consider a blank value in the “BK” field in the Data File to represent that the Selected Tax Lien is not in Bankruptcy. We were informed by the Company that none of the Selected Tax Liens were in Bankruptcy.
Property Type

For Selected Tax Liens with a land value greater than zero and an improvement value of zero listed in the County Appraisal District Search Results, consider the Property Type as "Vacant."

Consider a property use code of “A1” listed in the County Appraisal District Search Results as “Residential.”

Consider a description of “Condos” or “Homestead” listed in the County Appraisal District Search Results as “Residential.”

Note Rate	For Selected Tax Liens with a borrower in default, compare to the annual interest rate on matured unpaid Amounts in the Promissory Note.
Original Balance	For Selected Tax Liens with Closing Dates between February 2016 and January 2018, subtract the deferred interest amount listed in the Tax Lien Disbursement Statement from the Original Balance.
Balloon Payment	If the Balloon Payment in the Data File did not agree to the Balloon Payment listed in the Promissory Note, Tax Payment Agreement, or Tax Lien Disbursement Statement, subtract the total amount of deferred interest paid listed in the Transaction History Files.

Exhibit C – Exceptions List

Selected Tax Lien Number	Selected Tax Lien ID	Attribute	Per Data File	Per Tax Lien File
2	2025002	Property City	N/A	Edinburg
2	2025002	Aggregate Appraised Value	$186,654.00	$147,744.00
16	2025016	Aggregate Appraised Value	$1,821,724.00	$331,384.00
19	2025019	Aggregate Appraised Value	$284,972.00	$66,955.00
20	2025020	Aggregate Appraised Value	$1,674,780.00	$1,739,960.00
24	2025024	Aggregate Appraised Value	$361,000.00	$165,440.00
42	2025042	Aggregate Appraised Value	$1,230,210.00	$1,239,690.00
59	2025059	Aggregate Appraised Value	$173,270.00	$180,341.00
61	2025061	Aggregate Appraised Value	$260,214.00	$260,187.00
74	2025074	Aggregate Appraised Value	$239,640.00	$240,000.00
85	2025085	Aggregate Appraised Value	$8,038,500.00	$950,685.00
69	2025069	Balloon Payment	$774.66	$857.60